Business combinations	12 Months Ended
Mar. 31, 2017
Business combinations
Business combinations

3. Business combinations

        During the twelve months ended March 31, 2017, the Group has completed a number of business combinations discussed below. The following is a summary of revenues and net income included in the consolidated statements of income and comprehensive income for the year ended March 31, 2017:

	Insys	Pelagicore	IntroPro
Revenue	$55,524	$5,729	$4,951
Net loss, including:	$(2,848)	$(1,664)	$(634)
Impairment loss	$(5,287)	$—	$—
Amortization of Intangible assets identified in business combinations	$(2,288)	$(1,244)	$(624)

        The unaudited pro-forma revenue and net income of the combined entity as though Insys, Pelagicore and IntroPro were acquired as of April 1, 2015 would have been $812,605 and $63,210 for the year ended March 31, 2017, and $752,672 and $72,669 for the year ended March 31, 2016.

        These unaudited pro-forma financial amounts are being provided for informational purposes only and do not necessarily reflect what the combined Group's financial condition or results of operations would have been had the acquisition occurred on the dates indicated. The actual financial position and results of operations may differ significantly from these unaudited pro-forma amounts reflected herein due to a variety of factors.

Acquisition of Science, Management and Engineering AG (SME)

        On February 9, 2017, Luxoft Global Operations GmbH has completed the acquisition of Science, Management and Engineering AG (SME), a system-independent consultancy and development company, based in Garching, Germany.

        Luxoft acquired all of the issued and outstanding shares of SME for $218 of cash consideration.

        This acquisition was accounted for as a business combination in accordance with ASC 805, Business Combinations. The results of SME were included in the consolidated statements of comprehensive income from February 9, 2017.

        The Group's financial statements reflect the preliminary purchase price allocation based on the fair value of identified Customer relations in the amount of $1.1 million which will be amortized over a period of 10 years. The following schedule reflects the preliminary purchase price allocation to the net assets acquired:

As of February 9, 2017
Intangible assets (Customer relations)	$1,061
Goodwill	411
Other current assets	50

Total assets	1,522

Due to related parties	(747)
Taxes payable	(299)
Deferred Tax Liability, non-current	(109)
Other current liabilities	(149)

Total liabilities	(1,304)

Total net assets acquired	218

Total purchase consideration	$218

        As the value of certain assets and liabilities are preliminary in nature, they are subject to adjustment as additional information is obtained about the facts and circumstances that existed at the acquisition date. The Group is currently assessing forecasted inputs used in valuation of assets and liabilities. Any changes in this assessment may result in adjustments to identified client base, goodwill and deferred taxes.

Acquisition of IntroPro

        On January 31, 2017, the Group closed an equity purchase transaction to acquire IntroPro, a group of engineering consultancy companies generating the majority of its revenue from the telecom and media sector, serving several blue chip clients based in North America.

        Luxoft acquired all of the issued and outstanding shares of three companies constituting the IntroPro group, namely Intro Pro US Inc., Intro Pro Software Company Limited and Intro Pro Ukraine LLC for $28,254 of cash consideration, paid at closing, of which $5,000 was placed in escrow by the sellers for up to 3 years as security for the indemnification obligations of the sellers under the terms of the stock purchase agreement. In accordance with the agreement, the Sellers are entitled to additional cash payments, subject to achievement of certain financial performance milestones by IntroPro for its 2017 and 2018 fiscal years. As of March 31, 2017, the fair value of the contingent consideration was $24,352. This acquisition was accounted for as a business combination in accordance with ASC 805, Business Combinations. The results of IntroPro were included in the consolidated statements of comprehensive income of the Group from January 31, 2017.

        The Group's financial statements reflect the preliminary purchase price allocation based on the fair value of identified Customer relations in the amount of $37,420 which will be amortized over a period of 10 years. The preliminary allocation of the purchase price to the net assets acquired comprises the following:

As of January 31, 2017
Cash and cash equivalents	$87
Trade accounts receivable	1,488
Other current assets	126
Property and equipment, net	118
Intangible assets (Customer relations)	37,420
Goodwill	24,456

Total assets	63,695

Accounts payable	(1,293)
Other current liabilities	(104)
Line of credit	(118)
Deferred Tax Liability, non-current	(14,968)

Total liabilities	(16,483)

Total net assets acquired	47,212

Total purchase consideration	$47,212

        As the value of certain assets and liabilities are preliminary in nature, they are subject to adjustment as additional information is obtained about the facts and circumstances that existed at the acquisition date. The Group is currently assessing forecasted inputs used in valuation of assets and liabilities. Any changes in this assessment may result in adjustments to identified customer relations, goodwill and deferred taxes.

Acquisition of Pelagicore

        On September 13, 2016, the Group has completed the acquisition of Pelagicore AB, a Swedish company, provider of open source software platforms and services for in-vehicle infotainment systems and human machine interface (HMI) development.

        In accordance with the stock purchase agreement, Luxoft Global Operations GmbH paid €16,862 or $18,898 upon closing of this transaction. Additionally, Luxoft agreed to pay further up to € 5,000 or $5,540 in 2017 subject to Pelagicore achieving certain order backlog from defined clients till the end of 2017 calendar year. The fair value of the contingent consideration as of March 31, 2017 was $5,368.

        This acquisition was accounted for as a business combination in accordance with ASC 805, Business Combinations. The results of Pelagicore were included in the consolidated statements of comprehensive income from September 13, 2016.

        The Group's financial statements reflect the preliminary purchase price allocation based on the fair value of identified IP rights in the amount of $19,225 which will be amortized over a period of 8 years.

        The following reflects allocation of the final purchase price to the assets and liabilities of Pelagicore:

As of September 13, 2016
Cash and cash equivalents	$128
Accounts receivable	1,886
Other current assets	564
Property and equipment, net	109
Intangible assets (Trademark)	843
Intangible assets (IP rights)	19,225
Goodwill	4,734

Total assets	27,489

Accounts payable	(2,114)
Taxes payable	(124)
Other current liabilities	(472)
Deferred tax liability	(341)

Total liabilities	(3,051)

Total net assets acquired	24,438

Total purchase consideration	$24,438

Acquisition of Insys Group, Inc. (Insys)

        On July 15, 2016, the Group has completed the acquisition of Insys Group, Inc., a New Jersey corporation, an IT consulting provider focusing on advanced predictive analytics, business intelligence and data warehousing, digital marketing, and enterprise information management.

        On the closing date, Luxoft USA, Inc. paid $37,896. In addition, according to the agreement, the sellers of Insys were entitled to a maximum of $2,500, $13,000 and $18,000, subject to Insys achieving certain revenue and EBITDA targets for the 2nd half of 2016 and 2017 and 2018 calendar years, respectively.

        In conjunction with the mutual election under Section 338(h) of the U.S. Internal Revenue Code ("Section 338(h)"), Luxoft USA and the Insys Sellers agreed to treat the Insys purchase as an asset purchase for tax purposes.

        This acquisition was accounted for as a business combination in accordance with ASC 805, Business Combinations. The results of Insys were included in the consolidated statements of comprehensive income from July 15, 2016.

        The Group's financial statements reflect the purchase price allocation based on the fair value of identified Customer relations in the amount of $34,320 which will be amortized over a period of 10 years. The following schedule reflects the final purchase price allocation to the net assets acquired on July 15, 2016:

As of July 15, 2016
Cash and cash equivalents	$2,301
Accounts receivable	15,517
Other current assets	352
Property and equipment, net	230
Intangible assets (Customer relations)	34,320
Goodwill	17,685

Total assets	70,405

Accounts payable	(7,156)
Deferred revenue	(508)
Line of credit	(6,380)

Total liabilities	(14,044)

Total net assets acquired	56,361

Total purchase consideration	$56,361

        In March 2017, the management of Luxoft and the former shareholders of Insys Group Inc. reached an agreement in negotiations regarding certain changes to the original SPA. The main changes include re-allocation of the earn-out percentages among the former Insys shareholders and introduction of a minimum guaranteed amount of the earn-out of $2,574. As of March 31, 2017, the fair value of the contingent consideration was $7,854.

Acquisition of Symtavision GmbH ("Symtavision")

        On February 23, 2016, the Group has completed the acquisition of Symtavision, a private company incorporated in Germany. Symtavision is a boutique provider of automotive software tools and consulting services focused on scheduling analysis, architecture optimization, and timing verification.

        This acquisition was accounted for as a business combination in accordance with ASC 805, Business Combination. The results of Symtavision were included in the consolidated statements of comprehensive income from March 1, 2016.

        In accordance with the stock purchase agreement, total purchase consideration amounted €3,889, or $4,424.

        The following reflects final allocation of the purchase price to the assets and liabilities of Symtavision:

	As Originally Reported	As of March 31, 2017
Cash and cash equivalents	397	397
Other current assets	279	279
Intangible assets (IP rights)	4,971	4,476
Intangible assets (Brand)	237	214
Goodwill	665	12
Other non-current assets	52	52

Total assets	6,601	5,430
Other current liabilities	(514)	(514)
Deferred tax liability	(1,663)	(492)

Total liabilities	(2,177)	(1,006)

Total net assets acquired	4,424	4,424

Total purchase consideration	4,424	4,424

        Due to finalization of inputs in the valuation of assets acquired the Company amended its preliminary purchase price allocation resulting in adjustments to goodwill, intangible assets and deferred tax liability with no change to the net assets acquired. The change in purchase price allocation is due to change in tax methodology used for deferred tax liability and tax amortization benefit calculation.

        The Group's financial statements reflect the amended purchase price allocation based on the fair value of identified IP rights in the amount of $4,476 which will be amortized over a period of 8 years.